INCOME TAXES - Components of the Provision for the Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Current income tax expense :
Current year	$ 74.0	$ 49.9
Prior years' tax adjustments	68.2	0.7
Deferred income tax (recovery) expense:
Tax benefit not previously recognized used to reduce the deferred tax expense	18.3	(2.2)
Origination and reversal of temporary differences	(233.3)	14.2
Income tax (recovery) expense	$ (72.8)	$ 62.6